                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-03
                                               --------------

Check here if Amendment [ ]; Amendment Number:___________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAR Capital Management
         -------------------------------------------
Address: One Financial Center
         -------------------------------------------
         Suite 1600
         -------------------------------------------
         Boston, MA 02111-2621
         -------------------------------------------

Form 13F File Number: 28-06766
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Frederick S. Downs, Jr.
         -------------------------------------------
Title:   Vice President
         -------------------------------------------
Phone:   617-526-8900
         -------------------------------------------

Signature, Place, and Date of Signing:


 /s/ Frederick S. Downs, Jr.        Boston, MA             5-14-03
----------------------------      ----------------       ------------

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

List of Other Managers Reporting for this Manager: None

Form 13F File Number   Name

28-
   --------------------   ------------------------------------------------------

                            Form 13F SUMMARY PAGE

Report Summary:

List of Other Included Managers:        None
                                   ------------------

Number of Other Included Managers:        None
                                   ------------------

Form 13F Information Table Entry Total:   117
                                        -------------

Form 13F Information Table Value Total:      $698,008
                                        ------------------
                                            (thousands)

List of Other Included Managers:

Name and 13F file number of ALL Institutional Investment Manager with respect to which this schedule is filed (other than the one filing this report): (list in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                    FORM 13F

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (SEC USE ONLY)
As of March 31, 2003                               Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------------
  Item 1             Item 2          Item 3     Item 4         Item 5          Item 6               Item 7          Item 8
                                                                                                                Voting Authority
                                                                         Investment Discretion                     (Shares)
                                                                         ---------------------               ----------------------
                                                                             (b) Shared-  (c)     Managers
                                    CUSIP     Fair Market   Shrs of    (a)   As Defined  Shared-    See      (a)       (b)      (c)
 Name of Issuer    Title of Class   Number        Value     Prn Amt    Sole  in Instr. V  Other   Instr. V   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
AmDocs Limited     Common         G02602103         664        50000    X                                      50000
ADC Tele-
 communications    Common         000886101         536       260000    X                                     260000
AdvancePCs         Common         0070K109        20547       725000    X                                     725000
Aeropostale Inc.   Common         007865108        5312       400900    X                                     400900
AirTran Holdings   Common         00949P108        7472      1110200    X                                    1110200
Alaska Air Group
 Inc.              Common         011659109        5559       355000    X                                     355000
AMR Corp           Common         001765106       17987      8565000    X                                    8565000
Amercia West
 Holding
 Corporation       Class B
                   Common         023657208        8411      4102800    X                                    4102800
American Tower
 System Corp       Class A
                   Common         029912201        8280      1500000    X                                    1500000
Ameristar
 Casinos
 Inc               Common         03070Q101       13936      1300000    X                                    1300000
Ameritrade
 Holding
 Corp              Common         03074K100        3738       753700    X                                     753700
Amtech SYS Inc.    Common         032332504          58        19700    X                                      19700
Argosy Gaming
 Corporation       Common         040228108       28671      1435000    X                                    1435000
ATA Holdings Corp  Common         03234G106         419       1118509   X                                     111859
BAM!
 Entertainment
 Inc               Common         059361105         209      1489810    X                                    1489810
Boyd Gaming
 Corporation       Common         103304101         532        41700    X                                      41700
CKE Restaurants    Common         12561E105        3887       883300    X                                     883300
Cabot
 Microelectronics
 Corp              Common         12709P103        8388       200000    X                                     200000
Catalina
 Marketing
 Corporation       Common         148867104        8654       450000    X                                     450000
Celadon Group Inc. Common         150838100         102        12900    X                                      12900
Charming Shoppes
 Inc               Common         161133103         219        62500    X                                      62500
Charter
 Communications
 Inc               Class A
                   Common         16117M107         457       550000    X                                     550000
Cintas Corp        Common         172908105        4442       135000    X                                     135000
Classic Vacation
 Group Inc.        Common         18273V103          94       374300    X                                     374300
Convergys
 Corporation       Common         212485106         383        29000    X                                      29000
Corvis Corp        Common         221009103         354       544900    X                                     544900
D&K Wholesale
 Drug  Inc.        Common         232861104       13862      1355000    X                                    1355000
DAOU Systems Inc.  Common         237015102         699      2119500    X                                    2119500
Darden
 Restaurants Inc.  Common         237194105        1428        80000    X                                      80000
Earthlink Network
 Inc               Common         270321102         805       140000    X                                     140000
Ebookers.com       Common         278725106         701       102300    X                                     102300
Edgar Online Inc.  Common         279765101         759       852930    X                                     852930
Electronic Arts
 Inc               Common         285512109         586        10000    X                                      10000
Echostar
 Communications    Class A
                   Common         278762109       28880      1000000    X                                    1000000
ELITE Information
 Group Inc. Co.    Common         28659M106       11498      1220300    X                                    1220300
Employee
 Solutions         Common         292166105                    70000    X                                      70000
Equity Marketing   Common         294724109         668        51000    X                                      51000
 Inc
Espeed Inc.        Common         296643109        1683       144700    X                                     144700
FleetBoston
 Financial
 Corporation       Common         339030108         669        28000    X                                      28000
General Motors     Class H
 Corporation       Common         370442832        5040       450000    X                                     450000
Giga-Tronics Inc.  Common         375175106          34        26400    X                                      26400
Glenayre
 Technologies
 Inc.              Common         377899109         111       128000    X                                     128000
Global
 Technovations
 Inc               Common         37939M109                   340500    X                                     340500
HPSC Inc.          Common         404264103         264        37600    X                                      37600
Hollywood
 Entertainment
 Corporation       Common         436141105       28134      1759500    X                                    1759500
Hotels.com         Class A
                   Common         441451101       18993       329300    X                                     329300
ICN
 Pharmaceuticals
 Inc               Common         448924100       19174      2152000    X                                    2152000
Imagyn Medical
 Technologies Inc. Common         45244E100           2        78333    X                                      78333
Interland Inc.     Common         458727104       13200     20000000    X                                   20000000
JNI Corporation    Common         46622G105         195        70000    X                                      70000
JetBlue Airways
 Corp              Common         477143101        6235       225000    X                                     225000
JP Morgan Chase &
 Co                Common         46625H100        1067        45000    X                                      45000
Kforce.Comm Inc.   Common         493732101         568       210442    X                                     210442
King
 Pharmaceuticals
 Inc               Common         495582108        9544       800000    X                                     800000
Lantronix Inc.     Common         516548104          61        78700    X                                      78700
LTWC Corporation   Common         522002104                   154282    X                                      15428
Liberate
 Technologies      Common         530129105          94        45000    X                                      45000
Lodgenet
 Entertainment
 Corporation       Common         540211109       15513      1825000    X                                    1825000
MTR Gaming Group
 Inc               Common         553769100        8289      1250200    X                                    1250200
Magna
 Entertainment
 Corporation       Class A
                   Common         559211107        3052       708097    X                                     708097
Magnetek Inc.      Common         559424106         136        56600    X                                      56600
Marinemax Inc.     Common         567908108        6352       704200    X                                     704200
Merrill Lynch
 & Co Inc.         Common         590188108         818        23100    X                                      23100
Mesaba Holdings
 Inc.              Common         59066B102        9882      1787381    X                                    1787381
Monolithic System
 Technology Inc.   Common         609842109         704       100000    X                                     100000
Nautilus Group
 Inc.              Common         63910B102        3797       266300    X                                     266300
Navigant
 International
 Inc.              Common         63935R108       13530      1282500    X                                    1282500
NetRatings Inc.    Common         64116M108         278        42700    X                                      42700
Nintendo Co. LTD   Common         654445303        1751       170000    X                                     170000
Northwest
 Airlines
 Corporation       Class A
                   Common         667280101        6900      1000000    X                                    1000000
Ohio Art Co        Common         677143109         561        40500    X                                      40500
On Command
 Corporation       Common         682160106        1799      2044865    X                                    2044865
Open TV
 Corporation       Common         G67543101          61        67500    X                                      67500
Pacific Health
 Systems Inc       Common         695112102       55549      2301100    X                                    2301100
Packaging
 Dynamics
 Corporation       Common         695160101         115        18300    X                                      18300
Peets Coffee &
 Tea Inc           Common         705560100        6794       409800    X                                     409800
Pegasus
 Communications
 Corporation       Class A
                   Common         705904100        3729       290000    X                                     290000
Pegasus Solutions
 Inc               Common         705906105        6617       590770    X                                     590770
Penn National
 Gaming Inc.       Common         707569109       23964      1350100    X                                    1350100
Pharmacyclics
 Inc.              Common         716933106          84        25000    X                                      25000
Phoenix Group
 Corporation       Common         719072100           3        91500    X                                      91500
Physician
 Computer
 Network           Common         71940K109                   251000    X                                     251000
Pixar              Common         725811103        1377        25450    X                                      25450
Priceline.com      Common         741503106        7628      4651485    X                                    4651485
Prudential
 Financial Inc.    Common         744320102         880        30100    X                                      30100
Puradyn Filter
 Technologies
 Inc.              Common         746091107        1119       520300    X                                     520300
Qiagen NV          Common         N72482107        1183       203673    X                                     203673
QLT Inc.           Common         746927102        2145       211100    X                                     211100
Resortquest
 International
 Inc.              Common         761183102        8313      2681543    X                                    2681543
S1 Corporation     Common         78463B101         221        43200    X                                      43200
Sabre Holdings
 Corporation       Class A
                   Common         785905100       21876      1375000    X                                    1375000
Sapient
 Corporation       Common         803062108         576       376618    X                                     376618
Sega Enterprises
 LTD               Common         815793104         322       229800    X                                     229800
Solectron
 Corporation       Common         834182107          98        32400    X                                      32400
Soundview
 Technology Group
 Inc               Common         83611Q109         598       467538    X                                     467538
Sportsline.com
 Inc.              Common         848934105         454       463220    X                                     463220
Station Casinos
 Inc               Common         857689103       67634      3203900    X                                    3203900
Systemax Inc.      Common         871851101          88        44100    X                                      44100
TB Woods
 Corporation       Common         872226105          71        15800    X                                      15800
TMP Worldwide
 Inc.              Common         872941109        4125       384400    X                                     384400
Teledyne
 Technologies      Common         879360105         251        19800    X                                      19800
Tenet Healthcare
 Corporation       Common         88033G100       23380      1400000    X                                    1400000
TOPPS Co Inc.      Common         890786106         466        55000    X                                      55000
Toys R Us Inc.     Common         892335100         419        50000    X                                      50000
Triad Hospital
 Inc.              Common         89579K109       21520       800000    X                                     800000
Trover Solutions
 Inc               Common         897249108        7247      1354600    X                                    1354600
Tweeter Home
 Entertainment
 Group Inc.        Common         901167106        1095       229500    X                                     229500
United Auto
 Group, Inc        Common         909440109        7076       602200    X                                     602200
US Oncology Inc.   Common         90338W103       16777      2363000    X                                    2363000
United
 Therapeutics
 Corporation       Common         91338W108        1962       113800    X                                     113800
Universal Health
 Services, Inc.    Class B
                   Common         913903100        8929       219000    X                                     219000
ValueClick Inc     Common         92046N102         239        79000    X                                      79000
Vivendi Universal
 Sponsored ADR     Common         92851S204         361        26917    X                                      26917
VNU N V            Common         92856P108         510        20241    X                                      20241
WMS Industries     Common         929297109        1913       150000    X                                     150000
Wynn Resorts LTD   Common         983134107        2310       150000    X                                     150000
Zixit Corporation  Common         989748100         305        70900    X                                      70900
 Total Long
  Equities                                       698008